MSRM 2021-1 ABS 15G

Exhibit 99.2 - Schedule 2

Client Name:	Morgan Stanley
Client Project Name:	MSRM-2021-1
Start - End Dates:	10/7/2020 - 11/25/2020
Deal Loan Count:	5

Loan Level Tape Compare Upload

Loans in Report	5

Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
5054391	XXXXX	Borrower 1 Self Employed Flag	Yes	No

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